Summary of Significant Accounting Policies (Details) - Schedule of dilutive weighted average shares - DIGERATI TECHNOLOGIES, INC [Member] - shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock	9,130,000	9,230,000
Warrants to purchase common stock	108,841,179	109,506,179
Convertible debt	43,628,667	20,506,684
Total:	219,185,062	195,408,079
Convertible Series A Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Series Preferred stock	750,000	750,000
Convertible Series B Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Series Preferred stock	25,575,847	24,936,847
Convertible Series C Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Series Preferred stock	31,259,369	30,478,369